Income Taxes - Summary of Reconciliation of Difference between Actual Provision for Income Taxes and Provision Computed by Applying Weighted Average Income Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net loss before income tax	$ (106,095)	$ (164,307)	$ (26,135)
Weighted average income tax rate	29.00%	27.00%	29.00%
Income tax benefit at weighted average income tax rate	$ (30,326)	$ (43,651)	$ (7,474)
Permanent differences:
Non-taxable income	3,651	7,959	(469)
Foreign non-creditable withholding tax	7,652	1,471	4,439
Non-deductible expenses	10,694	12,161	1,054
Currency translation adjustment	2,931	1,289	1,891
Tax credits recovery	0	12	(157)
Others	27	20	553
Unrecognized tax benefits and related interests	6,930	1,747	0
True up	(2,238)	849	(2,693)
Change in Valuation allowance	1,634	(3,367)	(5,010)
Change in tax rate	(1,185)	72	2,641
Income tax benefit	$ (230)	$ (21,438)	$ (5,225)